Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.29%
	Asset Management - 4.32%
3,725	BlackRock, Inc.	$2,492,472
46,765	Brookfield Corp.#	1,524,071
		4,016,543

	Auto Manufacturers - 2.07%
52,550	General Motors Co.	1,927,534

	Banks - Global - 4.29%
30,645	JPMorgan Chase & Co.	3,993,350

	Biotechnology - 0.53%
13,195	Intellia Therapeutics, Inc.*	491,778

	Business Services - 1.94%
8,000	Visa, Inc. - Class A	1,803,680

	Business Software & Services - 6.56%
21,150	Microsoft Corp.	6,097,545

	Catalog & Mail Order Houses - 3.47%
31,270	Amazon.com, Inc.*	3,229,878

	Copper - 2.43%
55,160	Freeport-McMoRan, Inc.	2,256,596

	Diagnostics & Research - 7.27%
13,920	Danaher Corp.	3,508,397
5,640	Thermo Fisher Scientific, Inc.	3,250,727
		6,759,124
	Discount Stores - 2.38%
10,515	Dollar General Corp.	2,212,987

	Grocery Stores - 2.86%
53,825	Kroger Co.	2,657,340

	Health Care Plans - 3.60%
7,075	UnitedHealth Group, Inc.	3,343,574

	Information Technology Services - 4.50%
14,640	Accenture Plc - Class A#	4,184,258

	Insurance - Diversified - 3.19%
9,600	Berkshire Hathaway, Inc. - Class B*	2,964,192

	Internet Content and Information - 0.59%
8,650	DoorDash, Inc. - Class A*	549,794

	Internet Information Providers - 4.67%
2,400	Alphabet, Inc. - Class A*	248,952
39,400	Alphabet, Inc. - Class C*+	4,097,600
		4,346,552
	Medical Devices - 2.05%
6,675	Stryker Corp.	1,905,512

	Medical Instruments and Supplies - 1.67%
6,083	Intuitive Surgical, Inc.*	1,554,024

	Oil and Gas Equipment and Services - 2.60%
39,425	Halliburton Co.	1,247,407
23,865	Schlumberger Ltd.#	1,171,772
		2,419,179
	Oil and Gas Exploration and Production - 2.57%
11,705	Pioneer Natural Resources Co.	2,390,629

	Personal Computers - 5.97%
33,665	Apple, Inc.	5,551,359

	Personal Products - 2.89%
18,055	Procter & Gamble Co.	2,684,598

	Processed & Packaged Goods - 3.12%
15,889	PepsiCo, Inc.	2,896,565

	Scientific Research & Development Services - 0.47%
9,610	CRISPR Therapeutics AG#*	434,660

	Semiconductor Equipment & Materials - 7.30%
20,365	Applied Materials, Inc.	2,501,433
7,500	NVIDIA Corp.	2,083,275
11,830	NXP Semiconductors N.V.#	2,205,999
		6,790,707
	Software - Application - 0.80%
23,535	Uber Technologies, Inc. - Class A*	746,060

	Specialty Chemicals - 1.30%
7,325	Ecolab, Inc.	1,212,507

	Specialty Industrial Machinery - 3.05%
14,845	Honeywell International, Inc.	2,837,177

	Travel Services - 0.83%
6,195	Airbnb, Inc. - Class A*	770,658

	Uranium - 1.40%
49,600	Cameco Corp.#	1,298,032

	Waste Management - 1.60%
9,125	Waste Management, Inc.	1,488,926
	Total Common Stocks (Cost $57,029,417)	85,815,318

	MONEY MARKET FUND - 8.53%
7,927,184	First American Government Obligations Fund, Class X, 4.65%† (Cost $7,927,184)	7,927,184
	Total Investments in Securities (Cost $64,956,601) - 100.82%	93,742,502
	Liabilities in Excess of Other Assets - (0.82)%	(761,836)
	Net Assets - 100.00%	$92,980,666

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day annualized yield as of March 31, 2023.
	+ Non-voting shares.

Capital Advisors Growth Fund
Summary of Fair Value Disclosure at March 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total

Common Stocks
Basic Materials	$3,469,103	$-	$-	$3,469,103
Communication Services	549,794	-	-	549,794
Consumer Cyclical	2,698,192	-	-	2,698,192
Consumer Defensive	4,870,327	-	-	4,870,327
Consumer Goods	5,581,163	-	-	5,581,163
Energy	6,107,840	-	-	6,107,840
Financial	12,777,765	-	-	12,777,765
Healthcare	14,488,673	-	-	14,488,673
Industrial	4,326,102	-	-	4,326,102
Services	5,731,311	-	-	5,731,311
Technology	25,215,048	-	-	25,215,048
Total Common Stocks	85,815,318	-	-	85,815,318
Money Market Fund	7,927,184	-	-	7,927,184
Total Investments in Securities	$93,742,502	$-	$-	$93,742,502

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.